CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
NET LOSS	$ 16,387	$ 8,193	$ 30,771	$ 12,701
OTHER COMPREHENSIVE INCOME:
Net unrealized gains from marketable securities	(36)	(11)	(42)	(167)
Gains on marketable securities reclassified into net loss		2		4
Net unrealized losses (gains) on derivative financial instruments	(29)	52	(104)	(26)
Gains on derivative financial instruments reclassified into net loss	48		88	4
TOTAL OTHER COMPREHENSIVE LOSS (INCOME)	(17)	43	(58)	(185)
TOTAL COMPREHENSIVE LOSS	$ 16,370	$ 8,236	$ 30,713	$ 12,516